Other operating results, net (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Other Operating Results Net [Abstract]
Gain / (Loss) from commodity derivative financial instruments		$ 312	$ 39	$ 270
Gain from disposal of associates	[1]	688	602	22
Fair value of interest held before business combination			881
Currency translation adjustment reversal	[2]		333	83
Interest income from operating assets		699	162	530
Gain / (Loss) from agreement with TGLT			132	(56)
Contingencies	[3]	(71)	736	(50)
Others		(547)	(154)	(835)
Total other operating results, net		$ 881	$ 2,612	$ (298)

[1]	As of June 30, 2017, it pertains to the reversal of the cumulative translation adjustment generated by IMadison.
[2]	As of June 30, 2018, includes the favorable ruling of a trial in the Operations Center in Israel for an amount of approximately Ps. 815. Includes legal costs and expenses Includes legal costs and expenses related to the investment in Ma'ariv.
[3]	See Note 4.(b).